Segment Information - Summary of Operating Results by Geographical areas (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [Line Items]
Non-Current Assets	$ 13,725	$ 16,774
U.S. [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	9,029	12,141
Canada [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	1,037	1,048
Other [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	182	186
Americas [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	10,248	13,375
Switzerland [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	1,993	2,000
U.K. [Member]
Disclosure of operating segments [Line Items]
Non-Current Assets	1,321	1,241
Other Countries [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	47	42
EMEA [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	3,361	3,283
Asia Pacific [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	$ 116	$ 116